Stockholders' Equity - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 03, 2015 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares
Related Party Transaction [Line Items]
Common stock, shares authorized		250,000,000.0	250,000,000
Preferred stock, shares authorized		50,000,000	50,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01
Common stock distributed by Archrock to its stockholders (in shares)	34,286,267
Net proceeds from borrowings transferred | $		$ 44,720	$ 49,176	$ 532,578
Archrock
Related Party Transaction [Line Items]
Net proceeds from borrowings transferred | $	$ 532,600
Common Stock
Related Party Transaction [Line Items]
Common stock distributed by Archrock to its stockholders (in shares)				34,286,267
Issuance of common stock resulting from conversion of Archrock restricted stock into Exterran Corporation restricted stock (in shares)	505,512			505,512
Exterran Corporation
Related Party Transaction [Line Items]
Common stock, ratio of shares of Exterran Corporation common stock to Archrock common stock	0.5